LVIP Delaware Mid Cap Value Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.39%
Airlines–1.54%
†Southwest Airlines	246,400	$ 15,045,184
		15,045,184
Auto Components–1.10%
†Aptiv	77,900	10,742,410
		10,742,410
Banks–8.35%
East West Bancorp	357,700	26,398,260
Hancock Whitney	273,800	11,502,338
KeyCorp	843,300	16,849,134
Signature Bank	63,200	14,289,520
Synovus Financial	276,200	12,636,150
		81,675,402
Building Products–1.21%
Johnson Controls International	197,595	11,790,494
		11,790,494
Capital Markets–2.96%
Affiliated Managers Group	64,200	9,567,726
Raymond James Financial	158,250	19,395,120
		28,962,846
Chemicals–3.35%
†Axalta Coating Systems	203,000	6,004,740
Celanese	69,900	10,471,719
Huntsman	564,600	16,277,418
		32,753,877
Commercial Services & Supplies–1.02%
Brink's	126,400	10,014,672
		10,014,672
Communications Equipment–0.88%
†Ciena	157,600	8,623,872
		8,623,872
Construction & Engineering–3.13%
†AECOM	205,500	13,174,605
Quanta Services	198,500	17,464,030
		30,638,635
Consumer Finance–1.81%
Synchrony Financial	435,800	17,719,628
		17,719,628
Containers & Packaging–3.97%
†Berry Global Group	260,882	16,018,155
†Crown Holdings	97,100	9,422,584
Graphic Packaging Holding	739,700	13,432,952
		38,873,691
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services–0.72%
Service Corp. International	137,550	$ 7,021,927
		7,021,927
Electric Utilities–2.25%
Edison International	121,700	7,131,620
NRG Energy	237,600	8,964,648
Xcel Energy	88,400	5,879,484
		21,975,752
Electrical Equipment–0.62%
AMETEK	47,800	6,105,494
		6,105,494
Electronic Equipment, Instruments & Components–3.33%
Avnet	205,800	8,542,758
†Flex	655,441	12,001,125
†Keysight Technologies	83,950	12,038,430
		32,582,313
Equity Real Estate Investment Trusts–7.61%
Apartment Income REIT	257,459	11,008,947
Brandywine Realty Trust	557,800	7,201,198
†Host Hotels & Resorts	390,800	6,584,980
Kimco Realty	498,000	9,337,500
Life Storage	140,650	12,088,867
MGM Growth Properties Class A	291,100	9,495,682
†Outfront Media	358,100	7,817,323
VEREIT	281,940	10,888,523
		74,423,020
Food & Staples Retailing–0.73%
†U.S. Foods Holding	186,200	7,097,944
		7,097,944
Food Products–2.44%
Campbell Soup	83,800	4,212,626
Conagra Brands	189,000	7,106,400
Kellogg	101,100	6,399,630
Tyson Foods Class A	83,100	6,174,330
		23,892,986
Health Care Equipment & Supplies–2.22%
STERIS	46,100	8,781,128
Zimmer Biomet Holdings	81,100	12,982,488
		21,763,616
Health Care Providers & Services–2.08%
AmerisourceBergen	79,500	9,386,565
Quest Diagnostics	85,600	10,985,904
		20,372,469
Hotels, Restaurants & Leisure–2.89%
Darden Restaurants	76,050	10,799,100
LVIP Delaware Mid Cap Value Fund–1

LVIP Delaware Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Marriott International Class A	117,840	$ 17,453,282
		28,252,382
Household Durables–1.77%
DR Horton	194,333	17,318,957
		17,318,957
Insurance–7.52%
Allstate	115,700	13,293,930
American Financial Group	127,850	14,587,685
Assurant	68,000	9,640,360
Globe Life	93,050	8,991,421
Hartford Financial Services Group	250,200	16,710,858
Reinsurance Group of America	82,000	10,336,100
		73,560,354
IT Services–0.52%
†Fiserv	42,500	5,059,200
		5,059,200
Leisure Products–1.65%
Hasbro	73,900	7,103,268
Polaris	68,000	9,078,000
		16,181,268
Life Sciences Tools & Services–2.09%
Agilent Technologies	109,500	13,921,830
†Syneos Health	86,600	6,568,610
		20,490,440
Machinery–5.79%
Allison Transmission Holdings	143,000	5,838,690
†Gates Industrial	443,300	7,088,367
ITT	207,800	18,891,098
Oshkosh	78,800	9,350,408
Stanley Black & Decker	77,400	15,454,458
		56,623,021
Marine–0.70%
†Kirby	113,400	6,835,752
		6,835,752
Media–1.19%
Cable One	3,800	6,947,768
ViacomCBS Class B	104,100	4,694,910
		11,642,678
Metals & Mining–0.59%
Newmont	96,300	5,804,001
		5,804,001
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail–0.92%
†Dollar Tree	78,800	$ 9,019,448
		9,019,448
Multi-Utilities–3.85%
CMS Energy	178,100	10,903,282
MDU Resources Group	226,600	7,162,826
Public Service Enterprise Group	210,300	12,662,163
WEC Energy Group	73,900	6,916,301
		37,644,572
Oil, Gas & Consumable Fuels–4.58%
Cabot Oil & Gas	376,600	7,072,548
Hess	285,700	20,216,132
Marathon Oil	1,067,900	11,405,172
Valero Energy	85,800	6,143,280
		44,837,132
Professional Services–2.51%
KBR	479,800	18,419,522
ManpowerGroup	61,700	6,102,130
		24,521,652
Road & Rail–1.22%
CSX	48,100	4,637,802
JB Hunt Transport Services	43,500	7,311,045
		11,948,847
Semiconductors & Semiconductor Equipment–4.23%
†ON Semiconductor	217,900	9,066,819
†Qorvo	75,000	13,702,500
Teradyne	153,400	18,665,712
		41,435,031
Software–1.97%
Citrix Systems	23,400	3,284,424
†Synopsys	64,700	16,031,366
		19,315,790
Specialty Retail–1.49%
†AutoZone	5,500	7,723,650
Ross Stores	57,200	6,858,852
		14,582,502
Technology Hardware, Storage & Peripherals–0.44%
†Western Digital	64,300	4,292,025
		4,292,025
Textiles, Apparel & Luxury Goods–1.25%
†PVH	38,600	4,080,020
VF	101,600	8,119,872
		12,199,892

LVIP Delaware Mid Cap Value Fund–2

LVIP Delaware Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–0.90%
†United Rentals	26,800	$ 8,825,508
		8,825,508
Total Common Stock (Cost $581,953,259)		972,466,684

MONEY MARKET FUND–0.55%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.04%)	5,356,100	5,356,100
Total Money Market Fund (Cost $5,356,100)		5,356,100

TOTAL INVESTMENTS–99.94% (Cost $587,309,359)	977,822,784
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	584,268
NET ASSETS APPLICABLE TO 24,147,867 SHARES OUTSTANDING–100.00%	$978,407,052

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP Delaware Mid Cap Value Fund–3

LVIP Delaware Mid Cap Value Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Mid Cap Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$972,466,684	$—	$—	$972,466,684
Money Market Fund	5,356,100	—	—	5,356,100
Total Investments	$977,822,784	$—	$—	$977,822,784
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Mid Cap Value Fund–4